Summary of significant accounting policies (Details 2) - $ / perunit		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
US Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate		855.86	844.69	710.95
Cumulative monthly avarege US Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate		872.33	759.27	792.22
Euros [Member]
Statement [Line Items]
Closing foreign exchange rate		915.95	955.64	873.3
Argentinean Pesos [Member]
Statement [Line Items]
Closing foreign exchange rate		4.83	8.22	8.45
Uruguayan Peso [Member]
Statement [Line Items]
Closing foreign exchange rate		21.36	18.91	16.79
Canadian Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate		632.61	660.79	557
Sterling Pound [Member]
Statement [Line Items]
Closing foreign exchange rate		1,033.9	1,139.32	967.15
Paraguayan Guarani [Member]
Statement [Line Items]
Closing foreign exchange rate		0.12	0.12	0.1
Swiss Franc [Member]
Statement [Line Items]
Closing foreign exchange rate		927.36	923.66	804.97
Bolivians [Member]
Statement [Line Items]
Closing foreign exchange rate		122.97	121.36	102.15
Australian Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate		583.01	612.23	545.88
Danish Krone [Member]
Statement [Line Items]
Closing foreign exchange rate		123.18	128.51	117.4
Colombian Peso [Member]
Statement [Line Items]
Closing foreign exchange rate		0.18	0.21	0.21
Brazilian Real [Member]
Statement [Line Items]
Closing foreign exchange rate		161.96	151.68	137.33
Unidades de Fomento [Member]
Statement [Line Items]
Closing foreign exchange rate	[1]	35,110.98	30,991.74	29,070.33
Unidad de indexada [Member]
Statement [Line Items]
Closing foreign exchange rate	[2]	118.93	98.26	80.45

[1]	The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate is set daily in advance based on changes in the previous month´s inflation rate.
[2]	The Unidad Indexada (UI) is a Uruguay inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month´s inflation rate.